MARK KARPE

Assistant Vice President, Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

May 15, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                         Request for Selective Review

Pacific Funds Series Trust

(File Nos. 333-61366, 811-10385)

To Whom It May Concern:

On behalf of Pacific Funds Series Trust (the “Trust” or “Registrant”), attached for electronic filing is Post-Effective Amendment No. 148 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.

The Amendment is filed primarily for the purpose of updating information in the Registration Statement as required to be updated annually.  The Amendment does not raise novel or complex issues of law or policy.  No new series or class of the Trust is being registered in connection with this filing.

Information that was not available at the time of the filing (e.g., data for portfolio managers regarding other accounts managed, financial highlights) will be added in a Rule 485(b) filing prior to the effective date.  As the facing sheet indicates, the Amendment is scheduled to become effective sixty days after filing.  No fees are required in connection with this filing.

Pursuant to SEC Release No. 33-6510/IC-13768 (February 15, 1984), the Registrant respectfully requests selective review of the Amendment on the basis that the disclosure in the Amendment is substantially similar to the disclosure contained in the currently effective registration statement of the Registrant, as filed on EDGAR as Post-Effective Amendment No. 145 on July 27, 2018 (SEC Accession No. 0001104659-18-047487), other than the following:

Prospectuses

•                 Edits related to the addition of a proposed six-year conversion of Class C shares into Class A shares, including to the Examples

•                 Addition of a legend regarding the mailing of shareholder reports pursuant to Rule 30e-3 and a legend that the information contained in this preliminary filing is subject to completion

•                 Edits resulting from the deletion of co-sub-adviser Macro Currency Group from the PF Currency Strategies Fund and the addition of a new co-sub-adviser Neuberger Berman

Pacific Funds Series Trust – Request for Selective Review

May 15, 2019

•                 Edits related to the removal of PF Global Absolute Return Fund and its sub-adviser Eaton Vance

•                 Edits related to the pending deletion of Pacific Funds Diversified Alternatives

•                 Edits to the principal investment strategy and/or principal risks for the PF Inflation Managed Fund, PF Managed Bond Fund, PF Multi-Fixed Income Fund and PF Emerging Markets Debt Fund

•                 Removal of a third benchmark index for the Real Estate Portfolio

•                 Revisions related to the removal of Class B shares and Class R shares

•                 Changes relating to the implementation of the Trust’s liquidity risk management program

•                 Edits to the redemptions-in-kind process

•                 Edits to the Models and Data Risk

•                 Revisions reflecting portfolio manager personnel changes and corporate name changes

•                 Modifications to, and renewals of, fee waivers and expense limitations

•                 Additional financial intermediaries to the Appendix

•                 Edits reflecting recent regulations regarding the elimination of quarterly reports and the removal of disclosure regarding the SEC’s Public Reference Room

•                 Edits (as applicable) from staff comments received for the companion fund family Pacific Select Fund

Statement of Additional Information

Corresponding changes as reflected above, as applicable.  In addition:

•                 Removal of retired trustee Blackmon, addition of pending trustee Iseman

•                 Modifications to taxation disclosure in light of recent legislation

•                 Revisions to the policies of certain managers regarding compensation, conflicts of interest, corporate structure/name changes and proxy voting

In addition to these edits being reflecting in the EDGAR filing conducted today, marked-to-show courtesy copies will be forwarded under separate cover.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:	Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC
Audrey L. Cheng, Esq., Pacific Life Insurance Company
Laurene MacElwee, Pacific Life Fund Advisors LLC
Anthony H. Zacharski, Esq., Dechert LLP